SCOPE OF CONSOLIDATION - Summary of Joint Ventures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of joint ventures [line items]
Current assets	$ 27,973	$ 28,616
of which cash and cash equivalents	5,600	4,867	$ 2,172	$ 2,574
Non-current assets	54,079	59,292
Current liabilities	22,667	21,287
Non-current liabilities	19,148	26,138
Carrying amount in the statements of financial position	3,006	2,586
Revenue	53,270	70,615	76,033
Depreciation and amortization	(2,960)	(3,067)	(2,799)
Interest income	56	88	72
Interest expense	(477)	(695)	(687)
Income tax benefit (expense)	(1,666)	(459)	349
Profit (loss) from continuing operations	(578)	(2,391)	5,330
Other comprehensive income (loss)	(826)	(624)	(1,575)
Total comprehensive income (loss)	(1,404)	(3,015)	3,755
Deferred tax liabilities	1,832	2,331
Joint ventures
Disclosure of joint ventures [line items]
Current assets	5,701	4,914	2,543
of which cash and cash equivalents	1,392	768	318
Non-current assets	8,502	9,061	2,792
Current liabilities	2,436	7,952	1,921
of which trade and other payables and provisions	1,297	1,453	792
Non-current liabilities	6,642	1,393	1,345
of which trade and other payables and provisions	140	121	22
Total net assets	5,125	4,630	2,069
Company's share of net assets	2,865	2,565	1,037
Adjustments for differences in accounting policies and other	141	21	(26)
Carrying amount in the statements of financial position	3,006	2,586	1,011
Revenue	9,161	5,916	5,715
Depreciation and amortization	(545)	(155)	(147)
Interest income	45	6	4
Interest expense	(204)	(107)	(90)
Income tax benefit (expense)	293	(122)	(27)
Profit (loss) from continuing operations	564	97	353
Other comprehensive income (loss)	(96)		4
Total comprehensive income (loss)	468	97	357
Cash dividends received by the Company	$ 67	$ 78	$ 86
AMNS India
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture (in percent)	60.00%	60.00%
Current assets	$ 3,528	$ 2,318
of which cash and cash equivalents	1,137	444
Non-current assets	5,745	6,295
Current liabilities	657	5,922
of which trade and other payables and provisions	524	670
Non-current liabilities	5,604	189
of which trade and other payables and provisions	67	46
Total net assets	3,012	2,502
Company's share of net assets	1,807	1,501
Adjustments for differences in accounting policies and other	149	48
Carrying amount in the statements of financial position	1,956	1,549
Revenue	3,992	0
Depreciation and amortization	(371)	0
Interest income	43	2
Interest expense	(135)	(10)
Income tax benefit (expense)	318	(83)
Profit (loss) from continuing operations	472	(116)
Other comprehensive income (loss)	(98)
Total comprehensive income (loss)	374	(116)
Cash dividends received by the Company	$ 0	$ 0
Calvert
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture (in percent)	50.00%	50.00%	50.00%
Current assets	$ 1,236	$ 1,604	$ 1,490
of which cash and cash equivalents	53	62	76
Non-current assets	1,261	1,282	1,282
Current liabilities	805	984	824
of which trade and other payables and provisions	138	144	173
Non-current liabilities	662	764	853
of which trade and other payables and provisions	0	0	0
Total net assets	1,030	1,138	1,095
Company's share of net assets	515	569	548
Adjustments for differences in accounting policies and other	24	6	6
Carrying amount in the statements of financial position	539	575	554
Revenue	2,693	3,504	3,295
Depreciation and amortization	(61)	(63)	(62)
Interest income	0	2	1
Interest expense	(33)	(48)	(40)
Income tax benefit (expense)	0	0	0
Profit (loss) from continuing operations	9	156	312
Other comprehensive income (loss)	0		0
Total comprehensive income (loss)	9	156	312
Cash dividends received by the Company	$ 58	$ 57	$ 48
Proportion of voting rights held in joint venture (in percent)			50.00%
VAMA
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture (in percent)	50.00%	50.00%	50.00%
Current assets	$ 252	$ 313	$ 329
of which cash and cash equivalents	77	81	85
Non-current assets	669	637	688
Current liabilities	511	485	491
of which trade and other payables and provisions	232	226	180
Non-current liabilities	23	147	217
of which trade and other payables and provisions	0	0	0
Total net assets	387	318	309
Company's share of net assets	194	159	156
Adjustments for differences in accounting policies and other	0	0	0
Carrying amount in the statements of financial position	194	159	156
Revenue	1,001	772	625
Depreciation and amortization	(41)	(31)	(32)
Interest income	1	1	1
Interest expense	(16)	(23)	(26)
Income tax benefit (expense)	(6)	(22)	(1)
Profit (loss) from continuing operations	47	10	5
Other comprehensive income (loss)	0		0
Total comprehensive income (loss)	47	10	5
Cash dividends received by the Company	$ 0	$ 0	$ 0
Proportion of voting rights held in joint venture (in percent)			50.00%
Tameh
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture (in percent)	50.00%	50.00%	50.00%
Current assets	$ 175	$ 171	$ 205
of which cash and cash equivalents	43	75	90
Non-current assets	570	580	540
Current liabilities	180	183	208
of which trade and other payables and provisions	132	139	176
Non-current liabilities	226	244	226
of which trade and other payables and provisions	26	26	22
Total net assets	339	324	311
Company's share of net assets	170	162	156
Adjustments for differences in accounting policies and other	0	0	0
Carrying amount in the statements of financial position	170	162	156
Revenue	420	499	467
Depreciation and amortization	(48)	(37)	(31)
Interest income	0	0	0
Interest expense	(8)	(7)	(4)
Income tax benefit (expense)	(2)	(7)	(8)
Profit (loss) from continuing operations	7	28	30
Other comprehensive income (loss)	6		3
Total comprehensive income (loss)	13	28	33
Cash dividends received by the Company	$ 0	$ 9	$ 4
Proportion of voting rights held in joint venture (in percent)			50.00%
Borçelik
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture (in percent)	50.00%	50.00%	50.00%
Current assets	$ 510	$ 508	$ 519
of which cash and cash equivalents	82	106	67
Non-current assets	257	267	282
Current liabilities	283	378	398
of which trade and other payables and provisions	271	274	263
Non-current liabilities	127	49	49
of which trade and other payables and provisions	47	49	0
Total net assets	357	348	354
Company's share of net assets	179	174	177
Adjustments for differences in accounting policies and other	(32)	(33)	(32)
Carrying amount in the statements of financial position	147	141	145
Revenue	1,055	1,141	1,328
Depreciation and amortization	(24)	(24)	(22)
Interest income	1	1	2
Interest expense	(12)	(19)	(20)
Income tax benefit (expense)	(17)	(10)	(18)
Profit (loss) from continuing operations	29	19	6
Other comprehensive income (loss)	(4)		1
Total comprehensive income (loss)	25	19	7
Cash dividends received by the Company	$ 9	$ 12	$ 34
Proportion of ownership in joint venture, based on shares issued (in percent)	45.33%	45.33%	45.33%
Proportion of ownership in joint venture, based on outstanding shares (in percent)	50.00%	50.00%	50.00%
Proportion of voting rights held in joint venture (in percent)	48.01%	48.01%	48.01%
Deferred tax liabilities	$ 39	$ 42	$ 43